INVESTMENT SECURITIES, RELATED PARY (Details Narrative) - Zander Therapeutics - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 11, 2018	Nov. 29, 2018	Dec. 31, 2022	Mar. 31, 2023
Number of shares issued for property dividend	470,588		470,588	470,588
Series M Preferred Stock [Member]
Number of shares issued in satisfaction of prepaid rent and accrued interest		725,000	725,000	725,000
Shares issued in satisfaction of prepaid rent and accrued interest value		$ 13,124